Regulatory Capital Requirements (Details) $ in Thousands		Dec. 31, 2020 USD ($) Classification	Dec. 31, 2019 USD ($)
Trustco Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations Information [Abstract]
Number of classifications for prompt corrective action regulations provide | Classification		5
Tier One Risk Based Capital [Abstract]
Tier 1 leverage capital		$ 539,897	$ 516,775
Common equity Tier 1 capital		539,897	516,775
Tier 1 risk-based capital		539,897	516,775
Total risk-based capital		$ 576,257	$ 551,975
Risk Based Ratios [Abstract]
Tier 1 leverage ratio, ratio		0.09378	0.09940
Common equity Tier 1 capital, ratio		0.18646	0.18412
Tier 1 risk-based capital, ratio		0.18646	0.18412
Total risk-based capital, ratio		0.19902	0.19666
Leverage Ratios [Abstract]
Tier 1 leverage ratio, well capitalized	[1]	0.05000	0.05000
Tier 1 leverage ratio, minimum for capital adequacy plus capital conservation	[1],[2]	0.04000	0.04000
Common equity Tier 1 capital, well capitalized	[1]	0.06500	0.06500
Common equity Tier 1 capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.07000	0.07000
Tier 1 risk-based capital, well capitalized	[1]	0.08000	0.08000
Tier 1 risk-based capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.08500	0.08500
Total risk-based capital, well capitalized	[1]	0.10000	0.10000
Total risk-based capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.10500	0.10500
Common equity Tier 1 capital conservation buffer		0.0250	0.0250
Tier 1 risk based capital ratio, capital conservation buffer		0.0250	0.0250
Total risk based capital ratio, capital conservation buffer		0.0250	0.0250
TrustCo Bank Corp NY [Member]
Tier One Risk Based Capital [Abstract]
Tier 1 leverage capital		$ 555,672	$ 533,243
Common equity Tier 1 capital		555,672	533,243
Tier 1 risk-based capital		555,672	533,243
Total risk-based capital		$ 592,040	$ 568,463
Risk Based Ratios [Abstract]
Tier 1 leverage ratio, ratio		0.09650	0.10254
Common equity Tier 1 capital, ratio		0.19187	0.18988
Tier 1 risk-based capital, ratio		0.19187	0.18988
Total risk-based capital, ratio		0.20443	0.20242
Leverage Ratios [Abstract]
Tier 1 leverage ratio, minimum for capital adequacy plus capital conservation	[1],[2]	0.04000	0.04000
Common equity Tier 1 capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.07000	0.07000
Tier 1 risk-based capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.08500	0.08500
Total risk-based capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.10500	0.10500
Common equity Tier 1 capital conservation buffer		0.0250	0.0250
Tier 1 risk based capital ratio, capital conservation buffer		0.0250	0.0250
Total risk based capital ratio, capital conservation buffer		0.0250	0.0250

[1]	Federal regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized
[2]	The December 31, 2020 and 2019 common equity tier 1, tier 1 risk-based, and total risk-based capital ratios include a capital conservation buffer of 2.50 percent.